Loans and Allowance for Credit Losses, Loans by Credit Quality Indicator, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
Loans	$ 962,265	$ 953,110	$ 956,770	$ 967,604	$ 916,559
Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	515,719	513,405	503,388	506,536	456,583
Commercial and industrial loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	354,125	350,199	333,125	330,840	299,892
Commercial real estate mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	121,824	121,014	126,599	132,491	122,160
Commercial real estate construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	19,939	22,496	24,279	23,916	22,164
Lease financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	19,831	19,696	$ 19,385	$ 19,289	$ 12,367
Non-PCI [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	515,719	513,401
Non-PCI [Member] | Total Commercial [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	495,201	492,804
Non-PCI [Member] | Total Commercial [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	20,518	20,597
Non-PCI [Member] | Commercial and industrial loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	354,125	350,195
Non-PCI [Member] | Commercial and industrial loans [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	338,740	335,412
Non-PCI [Member] | Commercial and industrial loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	15,385	14,783
Non-PCI [Member] | Commercial real estate mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	121,824	121,014
Non-PCI [Member] | Commercial real estate mortgage [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	118,054	116,514
Non-PCI [Member] | Commercial real estate mortgage [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	3,770	4,500
Non-PCI [Member] | Commercial real estate construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	19,939	22,496
Non-PCI [Member] | Commercial real estate construction [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	19,752	22,207
Non-PCI [Member] | Commercial real estate construction [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	187	289
Non-PCI [Member] | Lease financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	19,831	19,696
Non-PCI [Member] | Lease financing [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	18,655	18,671
Non-PCI [Member] | Lease financing [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	1,176	1,025
PCI [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	568	5,009
PCI [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	0	4
PCI [Member] | Commercial and industrial loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	0	4
PCI [Member] | Commercial real estate mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	0	0
PCI [Member] | Commercial real estate construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	0	0
PCI [Member] | Lease financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	$ 0	$ 0